AXA Equitable Life Insurance Company

Supplement dated February 19, 2019 to the current prospectus for AXA Retirement 360SM Personal Income Benefit

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to the prospectus and statement of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name changes for certain variable investment options.

Accordingly, please note the following updates to the Prospectus.

Name	Changes to Certain Portfolios of EQ Advisors Trust

Effective on or about February 19, 2019, the names of certain Portfolios of the EQ Advisors Trust will be renamed as indicated in the table below. Accordingly, all references to the names of the corresponding variable investment options in your Prospectus are hereby deleted in their entirety and replaced with the following:

Current Portfolio Name	New Portfolio Name
AXA/Goldman Sachs Strategic Allocation	EQ/Goldman Sachs Moderate Growth Allocation
AXA/Invesco Strategic Allocation	EQ/Invesco Moderate Allocation

AXA Retirement 360SM Personal Income Benefit is issued by and is a service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company 1290 Avenue of the Americas

New York, NY 10104 (212) 554-1234

IM-04-19 (2.19)
AR360/IF/New Biz	catalog no. 159946 (2.19)
AR Mail	#688330